Right-of-use assets and Lease liabilities - Additional Disclosures Related to Leases (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases1 [Abstract]
Interest expense on lease liabilities	$ 19	$ 17	$ 15
Expense on short-term, low value and variable leases	3	3	3
Total cash outflows for leases	105	99	87
Thereof:
Lease liability payments	83	79	69
Interest payments	19	17	15
Short-term, low value and variable lease payments	$ 3	$ 3	$ 3